Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012 Segment
Summary of Significant Accounting Policies (Textual)
Inventory allowance and reserve
Impairment charges
Shipping costs	365	31
Research and development costs	23,134	14,594
Uncertain tax positions
Percentage of value added tax for agricultural products	13.00%
Percentage of value added tax handicraft products	17.00%
Foreign currency translation adjustment included in comprehensive income	$ 966,009	$ 181,028
Number of reportable business segments	3	3
Percentage share of profit held by parent in joint venture	80.00%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Useful life	16 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Useful life	50 years
Land and yew forest use rights [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Useful life		16 years
Land and yew forest use rights [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Useful life		50 years